INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Current income tax	$ 48,720	$ 54,757	$ 315,362
Canada [Member]
Statement [Line Items]
Loss from operations	$ (6,003,524)	$ (3,352,945)	$ (3,533,381)
Statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (1,590,934)	$ (888,530)	$ (936,346)
Stock- based compensation expense	0	509	249,951
Other	951,226	97,998	151,821
Unrecognized benefit of non-capital losses	673,308	829,661	836,177
Provision for income taxes	33,600	39,637	301,603
Current income tax	48,720	54,757	315,362
Deferred tax recovery	(15,120)	(15,120)	(13,759)
United States [Member]
Statement [Line Items]
Loss from operations	$ 880,786	$ (636,005)	$ (951,531)
Statutory income tax rates	28.58%	28.15%	27.79%
Income tax recovery at statutory income tax rates	$ (251,765)	$ (179,035)	$ (264,430)
Other	0	16,311	42,348
Unrecognized benefit of non-capital losses	153,405	15,469	106,158
Provision for income taxes	0	0	0
Temporary difference, Equipment	$ 98,360	$ 147,255	$ 200,620